Financial Assets and Liabilities - Schedule of Change in Financial Liabilities (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	€ 53,440
Acquisitions	12,659
Disposals	(13,540)
Translation differences	(2,796)
Fair value adjustment and financial updates	2,763
Others movements	(437)
Financial liabilities, ending balance	52,089
Issues
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	42,084
Acquisitions	8,390
Disposals	(6,687)
Translation differences	(2,178)
Fair value adjustment and financial updates	(296)
Others movements	(25)
Financial liabilities, ending balance	41,288
Promissory notes and commercial paper
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	3,360
Acquisitions	60
Disposals	(1,008)
Translation differences	(6)
Fair value adjustment and financial updates	0
Others movements	0
Financial liabilities, ending balance	2,406
Loans and other payables
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	11,397
Acquisitions	4,209
Disposals	(6,241)
Translation differences	(699)
Fair value adjustment and financial updates	(16)
Others movements	250
Financial liabilities, ending balance	8,900
Derivative instruments
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	(3,401)
Acquisitions	0
Disposals	396
Translation differences	87
Fair value adjustment and financial updates	3,075
Others movements	(662)
Financial liabilities, ending balance	€ (505)